Principal subsidiary undertakings - Summary of Principal Subsidiary Undertakings (Detail)	12 Months Ended
Dec. 31, 2017
Grey Global Group LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
J. Walter Thompson Company LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
GroupM Worldwide LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
The Ogilvy Group LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Young & Rubicam LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
TNS Group Holdings LTD [member]
Disclosure of subsidiaries [line items]
Country of incorporation	UK